Average Annual Total Returns - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2022
Fidelity Advisor Canada Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	19.22%
Past 5 years	8.68%
Past 10 years	5.87%
Fidelity Advisor Canada Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.06%
Past 5 years	7.95%
Past 10 years	5.21%
Fidelity Advisor Canada Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.49%
Past 5 years	6.93%
Past 10 years	4.75%
Fidelity Advisor Canada Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	24.51%
Past 5 years	9.16%
Past 10 years	5.88%
Fidelity Advisor Canada Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	21.73%
Past 5 years	8.88%
Past 10 years	5.82%
Fidelity Advisor Canada Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	26.95%
Past 5 years	10.37%
Past 10 years	6.86%
Fidelity Advisor Canada Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	27.06%
Since Inception	12.17%	[1]
DR001
Average Annual Return:
Past 1 year	26.17%
Past 5 years	11.36%
Past 10 years	6.81%

[1]	A From October 2, 2018